Financial risk management objectives and policies - Summary of Maturity Profile of Financial Liabilities of Group Based on Contractual Undiscounted (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Borrowings (other than CCPS)
Term loan from banks	₨ 335,136	₨ 320,610
Other Financial Liabilities [Abstract]
Lease liabilities	2,112	1,646	₨ 1,436	₨ 1,034
Interest accrued but not due on borrowings	1,686	1,692
Interest accrued but not due on debentures	1,211	371
Purchase consideration payable	191	272
Financial guarantee contracts	78
Borrowings [Member]
Borrowings (other than CCPS)
Non convertible debentures (secured)	120,067	54,550
Compulsorily convertible debentures	1,049	1,071
Term loan from banks	72,733	78,489
Loans from financial institutions	153,593	170,944
Senior secured notes	107,231	153,613
Borrowings [Member] | 3 to 12 months [member]
Borrowings (other than CCPS)
Compulsorily convertible debentures		65
Borrowings [Member] | 1 to 5 years [member]
Borrowings (other than CCPS)
Non convertible debentures (secured)	71,507	35,647
Compulsorily convertible debentures	349	261
Term loan from banks	26,929	26,152
Loans from financial institutions	46,968	53,874
Senior secured notes	85,989	130,525
Borrowings [Member] | > 5 years [member]
Borrowings (other than CCPS)
Non convertible debentures (secured)	48,560	18,903
Compulsorily convertible debentures	700	745
Term loan from banks	45,804	52,337
Loans from financial institutions	106,625	117,070
Senior secured notes	21,242	23,088
Short Term Interest Bearing Loans And Borrowings [Member]
Short Term Interest Bearing Loans And Borrowings [Abstract]
Acceptances (secured)	2,169	603
Loan from related party (unsecured)		190
Buyer's / supplier's credit (secured)	2,962	4,510
Working capital term loan (secured)	5,525	5,630
Loan from bank (secured)		1,230
Short Term Interest Bearing Loans And Borrowings [Member] | On demand [member]
Short Term Interest Bearing Loans And Borrowings [Abstract]
Loan from related party (unsecured)		190
Short Term Interest Bearing Loans And Borrowings [Member] | Less than 3 months [member]
Short Term Interest Bearing Loans And Borrowings [Abstract]
Acceptances (secured)	1,788	293
Buyer's / supplier's credit (secured)		583
Working capital term loan (secured)	175	5,630
Loan from bank (secured)		1,230
Short Term Interest Bearing Loans And Borrowings [Member] | 3 to 12 months [member]
Short Term Interest Bearing Loans And Borrowings [Abstract]
Acceptances (secured)	381	310
Buyer's / supplier's credit (secured)	2,962	3,927
Working capital term loan (secured)	5,350
Other Financial Liabilities [Member]
Other Financial Liabilities [Abstract]
Lease liabilities	6,540	4,339
Current maturities of long term interest-bearing loans and borrowings	57,470	50,900
Interest accrued but not due on borrowings	1,728	1,693
Interest accrued but not due on debentures	1,301	371
Capital creditors	9,001	8,926
Purchase consideration payable	191	272
Financial guarantee contracts	4,900
Other Financial Liabilities [Member] | On demand [member]
Other Financial Liabilities [Abstract]
Current maturities of long term interest-bearing loans and borrowings	11,088	2,916
Financial guarantee contracts	4,900
Other Financial Liabilities [Member] | Less than 3 months [member]
Other Financial Liabilities [Abstract]
Lease liabilities	90	113
Current maturities of long term interest-bearing loans and borrowings	9,960	10,983
Interest accrued but not due on borrowings	1,116	537
Interest accrued but not due on debentures	894	242
Capital creditors	9,001	8,926
Purchase consideration payable	191	272
Other Financial Liabilities [Member] | 3 to 12 months [member]
Other Financial Liabilities [Abstract]
Lease liabilities	240	148
Current maturities of long term interest-bearing loans and borrowings	36,422	37,001
Interest accrued but not due on borrowings	612	1,156
Interest accrued but not due on debentures	275	129
Other Financial Liabilities [Member] | 1 to 5 years [member]
Other Financial Liabilities [Abstract]
Lease liabilities	878	768
Other Financial Liabilities [Member] | > 5 years [member]
Other Financial Liabilities [Abstract]
Lease liabilities	5,332	3,310
Interest accrued but not due on debentures	132
Trade Payables [Member]
Trade Payables [Abstract]
Trade payables	3,245	3,733
Trade Payables [Member] | On demand [member]
Trade Payables [Abstract]
Trade payables		43
Trade Payables [Member] | Less than 3 months [member]
Trade Payables [Abstract]
Trade payables	₨ 3,245	₨ 3,690